Income Tax Expense - Summary of Deferred Tax (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	¥ (65,544)
Ending balance	(61,825)	$ (8,893)	¥ (65,544)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	(65,544)	(9,428)	(112,456)
Provision made to consolidated statement of profit or loss	(11,458)	(1,648)	(14,529)
Utilization	15,177	2,183	61,441
Ending balance	¥ (61,825)	$ (8,893)	¥ (65,544)